Related Party Transactions - Disclosure of detailed information about trade and other payables (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 263,405	$ 107,302
Companies controlled by directors of Company [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	72,070	48,375
Directors or officers of the Company [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 191,335	$ 58,927